Average Annual Total Returns			12 Months Ended	50 Months Ended	60 Months Ended	63 Months Ended	102 Months Ended	120 Months Ended
		Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Frontier MFG Global Sustainable Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.75%		8.36%	9.62%
Performance Inception Date		Oct. 09, 2019
Frontier MFG Global Sustainable Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.00%		7.74%	9.01%
Frontier MFG Global Sustainable Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.77%		6.47%	7.52%
Frontier MFG Global Sustainable Fund | Service Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.55%	8.41%
Performance Inception Date		Oct. 20, 2020
Frontier MFG Global Sustainable Fund | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			18.67%	12.35%	11.17%	12.82%
Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		5.22%		2.72%			5.62%
Performance Inception Date		Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		0.03%		1.05%			4.50%
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		7.12%		2.24%			4.59%
Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		5.08%		2.61%		5.06%
Performance Inception Date		Jul. 15, 2016
Frontier MFG Core Infrastructure Fund | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[2]		18.67%		11.17%		11.51%	9.95%
Frontier MFG Core Infrastructure Fund | S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[2]		15.10%		5.28%		6.74%	5.92%

[1]	The Institutional Class and the Service Class commenced operations on October 9, 2019, and October 20, 2020, respectively.
[2]	The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.